Due from Related Party (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from other related parties, noncurrent			$ 14,063	$ 13,810
Operating leases, rent expense, net	$ 67	$ 49	180	180
Due from related parties	9		479	3,710
Intangibles from related parties			3,279	3,050
Balance receivable from related parties	15		1,075	816
Accounts receivable from related parties			$ 545	1,936
Due from other related party noncurrent	$ 946	334
SecureKloud Technologies Inc [Member]
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by parent	59.61%		61.14%
Advisory Services [Member]
Related Party Transaction [Line Items]
Due from other related parties, noncurrent	$ 78	$ 48	$ 197	$ 197